Income tax benefit / (expense) (Tables)	12 Months Ended
Mar. 31, 2023
Income taxes paid (refund) [abstract]
Disclosure of Income Tax Expense and Reconciliation of Accounting Profit Multiplied by Applicable Tax Rates

(EUR thousand)		For the financial year ended March 31
Income tax	Notes	2023	2022	2021
Current income tax expense		(9,947)	(5,787)	(2,147)
Adjustments in respect of current income tax of prior years(1)		5,051	4,225	(149)
Adjustments in respect of deferred income tax of prior years	27	1,144	—	—
Deferred tax benefit	27	2,702	16,174	34,167
Income tax benefit / (expense) reported in the income statement		(1,050)	14,612	31,871

(1) The adjustment in respect of current income tax of prior years for the financial year ended March 31, 2023 mainly comprises of a benefit of EUR4.2 million resulting from the reversal of a previously-recorded uncertain tax position as a consequence of the final tax assessment received from the relevant authorities; and a EUR0.6 million penalty reduction for the withholding tax on interests and license fees in Italy. For the financial year ended March 31, 2022 the current income tax adjustments of prior years mainly comprises of EUR3.9 million sourcing from the usage of tax losses to offset prior years’ taxable profits.
The below table reconciles the income tax calculated by applying the Swiss statutory tax rate applicable to the Company, to the effective taxes reported in the income statement:

(EUR thousand)	For the financial year ended March 31
	2023	2022	2021
Loss before tax	(22,449)	(111,247)	(467,353)
Effective tax
Tax benefit / (expense) calculated at the Swiss statutory tax rate of 18.8% (18.8% in both FY2021/22 and 2020/21) applicable to the Company	4,221	20,919	88,096
Adjustments in respect of prior years	5,051	141	(149)
Recognition of previously unrecognized (derecognition of previously recognized) deductible temporary differences	2,428	(124)	(590)
Expenses not deductible for tax purposes	(7,349)	(5,648)	(33,589)
Current year losses not generating deferred tax assets	(5,039)	(2,583)	(11,639)
Effect of capital reorganization	—	—	(11,958)
Effect of income taxed at different tax rates	(4,667)	(1,400)	275
Deferred tax assets recognized for future tax credits	—	—	440
Non-taxable income / gains	1,885	2,027	—
Other tax items	2,420	1,280	985
Total reported effective tax benefit / (expense)	(1,050)	14,612	31,871

(EUR thousand)		For the financial year ended March 31
Tax items recognized directly in other comprehensive income:	Note	2023	2022	2021
Tax effect on remeasurement of post-employment benefit obligations	27	86	(570)	108
Tax effect on other investments at FVOCI	27	(181)	—	—
Total tax effect		(95)	(570)	108